PROPERTY AND EQUIPMENT (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Oct. 31, 2023
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	$ 16,223,202	$ 16,605,542	$ 12,821,244
Additions	770,010	6,072,078	4,008,866
Disposals	(387,670)	(711,711)	(606,908)
Property and equipment, ending	16,605,542	21,965,909	16,223,202
Accumulated amortization at beginning	7,469,936	7,784,645	5,086,343
Amortization for the period	509,422	2,849,172	2,515,714
Disposals	(194,713)	(538,128)	(132,121)
Accumulated amortization at ending	7,784,645	10,095,689	7,469,936
Property and equipment net	8,820,897	11,870,220	8,753,266
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	16,283	16,283	16,283
Additions
Disposals
Property and equipment, ending	16,283	16,283	16,283
Accumulated amortization at beginning	16,283	16,283	16,283
Amortization for the period
Disposals
Accumulated amortization at ending	16,283	16,283	16,283
Property and equipment net
Production equipment and other [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	974,429	918,340	543,032
Additions	14,109	51,800	434,736
Disposals	(70,198)		(3,339)
Property and equipment, ending	918,340	971,140	974,429
Accumulated amortization at beginning	401,339	373,479	309,405
Amortization for the period	26,866	132,498	94,518
Disposals	(54,726)		(2,584)
Accumulated amortization at ending	373,479	505,977	401,339
Property and equipment net	544,861	464,163	573,090
Land
IfrsStatementLineItems [Line Items]
Property and equipment, beginning
Additions		1,533,793
Disposals
Property and equipment, ending		1,533,793
Accumulated amortization at beginning
Amortization for the period
Disposals
Accumulated amortization at ending		1,533,793
Property and equipment net		1,533,793
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	8,969,127	9,064,402	7,982,520
Additions	226,921	991,237	990,469
Disposals	(131,646)	(22,474)	(3,862)
Property and equipment, ending	9,064,402	10,033,165	8,969,127
Accumulated amortization at beginning	3,824,967	3,975,093	2,717,541
Amortization for the period	197,164	1,237,384	1,108,228
Disposals	(47,038)	(10,729)	(802)
Accumulated amortization at ending	3,975,093	5,201,748	3,824,967
Property and equipment net	5,089,309	4,831,417	5,144,160
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	6,263,363	6,606,517	4,279,409
Additions	528,980	3,495,249	2,583,661
Disposals	(185,826)	(689,237)	(599,707)
Property and equipment, ending	6,606,517	9,412,529	6,263,363
Accumulated amortization at beginning	3,227,347	3,419,790	2,043,114
Amortization for the period	285,392	1,479,290	1,312,968
Disposals	(92,949)	(527,399)	(128,735)
Accumulated amortization at ending	3,419,790	4,371,680	3,227,347
Property and equipment net	$ 3,186,727	$ 5,040,848	$ 3,036,016